Related Party Transactions - Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Nov. 30, 2016
Related Party Transaction [Line Items]
RSA pool management fees and commissions	$ 0	$ (2,043)	$ (2,799)	$ (7,929)
Commercial management fees	0	(490)	(1,187)	(1,238)
Vessel operating expenses	(40,958)	(44,783)	(131,949)	(136,245)
Strategic and administrative service fees	(6,761)	(2,471)	(13,678)	(7,461)
Teekay LNG Operating L.L.C. | Bahrain LNG W.I.L.
Related Party Transaction [Line Items]
Ownership percentage					30.00%
Entities Under Common Control
Related Party Transaction [Line Items]
RSA pool management fees and commissions	0	2,043	2,799	7,929
Commercial management fees	0	490	1,187	1,238
Strategic and administrative service fees	0	(3,871)	(7,026)	(12,019)
Time-charter revenues
Related Party Transaction [Line Items]
Revenues	0	417	0	5,404
Vessel operating expenses - technical management fee
Related Party Transaction [Line Items]
Vessel operating expenses	(2,020)	(2,338)	(6,442)	(6,925)
Secondment fees
Related Party Transaction [Line Items]
Strategic and administrative service fees	(148)	0	(188)	0
Secondment fees | Entities Under Common Control
Related Party Transaction [Line Items]
Strategic and administrative service fees	0	(157)	(248)	(443)
Lay-up service revenues
Related Party Transaction [Line Items]
Revenues	0	200	6	432
LNG terminal services revenue
Related Party Transaction [Line Items]
Revenues	84	0	252	0
Technical management fee revenues
Related Party Transaction [Line Items]
Revenues	3,828	0	5,048	0
Technical management fee revenues | Entities Under Common Control
Related Party Transaction [Line Items]
Revenues	0	2,396	4,890	7,754
Service revenues
Related Party Transaction [Line Items]
Revenues	1,003	0	1,280	0
Service revenues | Entities Under Common Control
Related Party Transaction [Line Items]
Revenues	$ 0	$ 1,253	$ 1,772	$ 4,264